Investments - Schedule of Carrying Value of Investments (Parentheticals) (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Abstract]
Uncalled capital commitments outstanding	$ 12	$ 18